Segment Information (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2017 USD ($) segment	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	[2]
Segment Reporting Information [Line Items]
Number of reportable segments | segment		4
Vessel and other management fees	[1]	$ 9,495	$ 4,769
Administrative expenses		(22,546)	(21,265)
Depreciation and amortization		(42,552)	(39,149)
Other operating gains and losses (LNG Trade)		0	16
Other non operating income		206	0
Impairment of long-term assets		0	(1,706)
Net financial expenses		(44,726)	(74,613)
Income taxes		(647)	1,285
Equity in net losses of affiliates		(13,193)	(5,563)
Net loss		(123,720)	(158,983)
Non-controlling interests		(15,931)	(12,229)
Net loss attributable to Golar LNG Ltd		(139,651)	(171,212)
Total assets		4,498,258	4,356,001	$ 4,256,911
Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	32,284	24,222
Vessel and voyage operating expenses		(41,008)	(50,111)
Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	11,739	5,936
Vessel and voyage operating expenses		(12,772)	(2,804)
Vessel operations
Segment Reporting Information [Line Items]
Vessel and other management fees		9,495	4,769
Administrative expenses		(22,320)	(19,141)
Depreciation and amortization		(42,552)	(39,149)
Other operating gains and losses (LNG Trade)		0	0
Other non operating income		206	0
Impairment of long-term assets		0	(1,706)
Net financial expenses		(44,726)	(74,613)
Income taxes		(647)	1,285
Equity in net losses of affiliates		(2,606)	(5,563)
Net loss		(112,907)	(156,875)
Non-controlling interests		(15,931)	(12,229)
Net loss attributable to Golar LNG Ltd		(128,838)	(169,104)
Total assets		3,149,673	3,442,102
Vessel operations | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues		32,284	24,222
Vessel and voyage operating expenses		(41,008)	(50,111)
Vessel operations | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		11,739	5,936
Vessel and voyage operating expenses		(12,772)	(2,804)
LNG trading
Segment Reporting Information [Line Items]
Vessel and other management fees		0	0
Administrative expenses		0	0
Depreciation and amortization		0	0
Other operating gains and losses (LNG Trade)		0	16
Other non operating income		0	0
Impairment of long-term assets		0	0
Net financial expenses		0	0
Income taxes		0	0
Equity in net losses of affiliates		0	0
Net loss		0	16
Non-controlling interests		0	0
Net loss attributable to Golar LNG Ltd		0	16
Total assets		0	0
LNG trading | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	0
LNG trading | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	0
FLNG
Segment Reporting Information [Line Items]
Vessel and other management fees		0	0
Administrative expenses		(226)	(2,124)
Depreciation and amortization		0	0
Other operating gains and losses (LNG Trade)		0	0
Other non operating income		0	0
Impairment of long-term assets		0	0
Net financial expenses		0	0
Income taxes		0	0
Equity in net losses of affiliates		(3,126)	0
Net loss		(3,352)	(2,124)
Non-controlling interests		0	0
Net loss attributable to Golar LNG Ltd		(3,352)	(2,124)
Total assets		1,174,512	913,899
FLNG | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	0
FLNG | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0	0
Vessel and voyage operating expenses		0	$ 0
Power
Segment Reporting Information [Line Items]
Vessel and other management fees		0
Administrative expenses		0
Depreciation and amortization		0
Other operating gains and losses (LNG Trade)		0
Other non operating income		0
Impairment of long-term assets		0
Net financial expenses		0
Income taxes		0
Equity in net losses of affiliates		(7,461)
Net loss		(7,461)
Non-controlling interests		0
Net loss attributable to Golar LNG Ltd		(7,461)
Total assets		174,073
Power | Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0
Vessel and voyage operating expenses		0
Power | Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues		0
Vessel and voyage operating expenses		$ 0

[1]	This includes amounts arising from transactions with related parties (see note 14).
[2]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.